Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total		Subtotal		Share capital (Note 23)		Share premium (Note 23)		Cumulative translation adjustment		Equity-settled compensation		Cash flow hedge		Other reserves	Treasury shares		Revaluation surplus	Reserve from the sale of non-controlling interests in subsidiaries		Retained earnings		Non- controlling interest
Balance at beginning of period at Dec. 31, 2016		$ 712,304		$ 700,334		$ 183,573		$ 937,250		$ (533,120)		$ 17,218		$ (37,299)			$ (1,859)			$ 41,574		$ 92,997		$ 11,970
Profit / (Loss) for the year		14,975		13,198																		13,198		1,777
Exchange differences on translating foreign operations		(21,233)		(19,484)						(19,484)														(1,749)
Cash flow hedge, net of tax	[1]	12,608		12,608										12,608										0
Other comprehensive (loss) / income for the year		(8,625)		(6,876)						(19,484)				12,608										(1,749)
Total comprehensive (loss) / income for the year		6,350		6,322						(19,484)				12,608								13,198		28
Employee share options, exercised		39		39				50				(21)					10
Employee share options, forfeited												(14)										14
Value of employee services		5,552		5,552								5,552
Restricted shares, vested								4,149				(4,883)					734
Purchase of own shares (Note 22)		(38,367)		(38,367)				(32,515)									(5,852)
Dividends		(2,859)																						(2,859)
Balance at end of period at Dec. 31, 2017		683,019		673,880		183,573		908,934		(552,604)		17,852		(24,691)		$ 0	(6,967)		$ 0	41,574		106,209		9,139
Adjustment of opening balance for the application of IAS 29		208,178		187,941																		187,941		20,237
Balance at beginning of period		891,197		861,821		183,573		908,934		(552,604)		17,852		(24,691)		0	(6,967)		0	41,574		294,150		29,376
Profit / (Loss) for the year		(23,233)		(24,622)																		(24,622)		1,389
Exchange differences on translating foreign operations		(121,296)		(113,433)						(113,433)														(7,863)
Cash flow hedge, net of tax	[2]	(32,195)		(32,193)										(32,193)										(2)
Revaluation surplus	[3]	405,906		383,889															383,889					22,017
Other comprehensive (loss) / income for the year		252,415		238,263						(113,433)				(32,193)					383,889					14,152
Total comprehensive (loss) / income for the year		229,182		213,641						(113,433)				(32,193)					383,889			(24,622)		15,541
Reserves for the benefit of government grants	[4]															32,380						(32,380)
Employee share options, forfeited												(40)										40
Value of employee services		3,899		3,899								3,899
Restricted shares, vested								4,775				(5,520)					745
Purchase of own shares (Note 22)		(15,725)		(15,725)				(13,206)									(2,519)
Dividends		(408)																						(408)
Balance at end of period at Dec. 31, 2018		1,108,145	[3]	1,063,636	[3]	183,573	[3]	900,503	[3]	(666,037)	[3]	16,191	[3]	(56,884)	[3]	32,380	(8,741)	[3]	383,889	41,574	[3]	237,188	[3]	44,509	[3]
Profit / (Loss) for the year		342		(772)																		(772)		1,114
Exchange differences on translating foreign operations		(27,828)		(26,461)						(14,278)									(12,183)					(1,367)
Cash flow hedge, net of tax	[5]	(19,420)		(19,419)										(19,419)										(1)
Revaluation surplus	[6]	(31,929)		(28,785)															(28,785)					(3,144)
Reserve of the revaluation surplus derived from the disposals of assets	[7]																		(5,044)			5,044
Other comprehensive (loss) / income for the year		(79,177)		(74,665)						(14,278)				(19,419)					(46,012)			5,044		(4,512)
Total comprehensive (loss) / income for the year		(78,835)		(75,437)						(14,278)				(19,419)					(46,012)			4,272		(3,398)
Reserves for the benefit of government grants	[8]															34,791						(34,791)
Value of employee services		3,612		3,612								3,612
Restricted shares, vested		721		721				4,455				(4,449)					715
Restricted shares, forfeited																5	(5)
Restricted shares, granted																(1,129)	1,129
Purchase of own shares (Note 22)		(4,263)		(4,263)				(3,219)									(1,044)
Dividends		(497)																						(497)
Balance at end of period at Dec. 31, 2019		$ 1,028,883		$ 988,269		$ 183,573		$ 901,739		$ (680,315)		$ 15,354		$ (76,303)		$ 66,047	$ (7,946)		$ 337,877	$ 41,574		$ 206,669		$ 40,614

[1]	Net of (8,715) of income tax.
[2]	Net of 11,322 of Income tax.
[3]	Net of 139,223 of Income tax.
[4]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 25).
[5]	Net of (6,752) of Income tax.
[6]	Net of 10,480 of Income tax.
[7]	Net of 2,978 of Income tax.
[8]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 25).